Vident International Equity Strategy ETFTM
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Australia - 3.9%
AGL Energy, Ltd.	184,096	$1,134,860
BlueScope Steel Ltd.	99,489	1,583,488
Perseus Mining Ltd.	789,591	2,925,639
Qantas Airways Ltd.	247,242	1,618,165
QBE Insurance Group Ltd.	119,329	1,506,422
Ramelius Resources Ltd.	1,056,834	2,536,634
Regis Resources Ltd.	384,749	1,862,104
Super Retail Group Ltd.	65,742	699,732
Yancoal Australia Ltd.	406,258	1,449,342
		15,316,386

Austria - 0.6%
OMV AG	24,263	1,342,594
voestalpine AG	28,073	1,210,678
		2,553,272

Belgium - 0.2%
Ageas SA/NV	6,219	425,109
Proximus SADP	50,735	436,599
		861,708

Brazil - 4.3%
Ambev SA	687,980	1,789,737
Cia de Saneamento de Minas Gerais Copasa MG	288,104	2,206,396
Lojas Renner SA	604,558	1,795,616
Magazine Luiza SA	1,398,784	2,688,560
MBRF Global Foods Co. SA	431,829	1,571,110
Telefonica Brasil SA	324,080	2,139,830
TIM SA	505,914	2,374,667
Vibra Energia SA	504,278	2,352,833
		16,918,749

Canada - 4.8%
Air Canada (a)	110,305	1,504,968
Empire Co. Ltd.	43,875	1,619,288
Finning International, Inc.	39,693	2,128,653
iA Financial Corp., Inc.	16,194	1,917,422
Kinross Gold Corp.	70,576	1,993,675
Magna International, Inc.	41,643	2,042,943
OceanaGold Corp.	127,965	3,301,819
Parex Resources, Inc.	46,476	616,769
Power Corp. of Canada	43,916	2,241,400
Tamarack Valley Energy Ltd.	264,213	1,480,222
		18,847,159

Chile - 1.0%
Cencosud SA	597,588	1,875,323
Latam Airlines Group SA (a)	86,095,461	2,078,029
		3,953,352

China - 0.8%
China Resources Pharmaceutical Group Ltd. (b)	2,484,500	1,528,560
Country Garden Services Holdings Co. Ltd.	1,958,000	1,604,506
		3,133,066

Denmark - 5.8%
AP Moller - Maersk AS - Class B	841	1,682,523
Bavarian Nordic AS (a)	47,711	1,369,685
Carlsberg AS - Class B	13,320	1,654,987
D/S Norden AS	41,617	1,638,684
Danske Bank AS	13,782	633,901
Genmab AS (a)	7,684	2,434,570
H Lundbeck AS	243,493	1,680,671
ISS AS	60,193	1,990,377
Jyske Bank AS	17,786	2,204,077
NKT AS (a)	19,621	2,359,825
ROCKWOOL AS	39,868	1,347,105
Tryg AS	72,386	1,794,043
Vestas Wind Systems AS	92,467	2,200,501
		22,990,949

Finland - 1.0%
Fortum Oyj	48,580	997,636
Nokia Oyj	386,687	2,352,451
Outokumpu Oyj	120,639	566,471
		3,916,558

France - 1.0%
Bouygues SA	39,862	1,990,186
Orange SA	116,729	1,922,318
Societe Generale SA	2,425	168,691
		4,081,195

Germany - 4.2%
Allianz SE	390	168,508
Aurubis AG	5,628	778,564
Bayer AG	52,589	1,860,566
Continental AG	20,063	1,502,758
Deutsche Lufthansa AG	199,782	1,917,458
Freenet AG	18,892	625,304
Fresenius Medical Care AG	23,830	1,140,807
Fresenius SE & Co. KGaA	36,800	2,021,382
HelloFresh SE (a)	67,493	484,857
K+S AG	63,307	861,815
RWE AG	40,410	2,051,312
Schaeffler AG	25,211	194,863
Suedzucker AG	14,156	159,605
Talanx AG	7,860	1,021,656
thyssenkrupp AG	144,402	1,576,983
		16,366,438

Hong Kong - 6.4%
BOC Hong Kong Holdings Ltd.	382,000	1,837,973
Cathay Pacific Airways Ltd.	1,121,000	1,736,444
China Taiping Insurance Holdings Co. Ltd.	792,000	1,766,985
Geely Automobile Holdings Ltd.	730,000	1,588,343
Johnson Electric Holdings Ltd.	555,000	2,134,286
Kingboard Holdings, Ltd.	487,000	1,628,838
Kunlun Energy Co. Ltd.	1,786,000	1,704,426
Orient Overseas International Ltd.	97,000	1,574,805
Pacific Basin Shipping, Ltd.	6,049,605	2,020,265
Sino Biopharmaceutical Ltd.	66,155	59,905
TCL Electronics Holdings Ltd.	1,407,000	1,846,940
United Laboratories International Holdings Ltd.	886,000	1,453,224
VSTECS Holdings Ltd.	1,590,000	1,697,095
WH Group Ltd. (b)	1,745,000	1,824,432
Yue Yuen Industrial Holdings Ltd.	1,091,500	2,306,203
		25,180,164

Indonesia - 3.0%
Alamtri Resources Indonesia Tbk PT	15,043,600	1,634,879
Aneka Tambang Tbk	9,750,600	1,703,647
Astra International Tbk PT	5,749,400	2,261,097
Bank Negara Indonesia Persero Tbk PT	6,878,600	1,759,402
Bank Rakyat Indonesia Persero Tbk PT	1,305,000	288,346
Telkom Indonesia Persero Tbk PT	10,125,600	2,133,945
United Tractors Tbk PT	1,197,700	2,013,546
		11,794,862

Ireland - 3.2%
AerCap Holdings NV	15,846	2,123,364
Alkermes PLC (a)	68,624	2,029,898
Aptiv PLC (a)	25,700	1,993,035
DCC PLC	19,290	1,276,424
Jazz Pharmaceuticals PLC (a)	15,288	2,698,791
Perrigo Co. PLC	41,484	553,811
TE Connectivity PLC	8,465	1,914,360
		12,589,683

Israel - 2.0%
Bank Leumi Le-Israel BM	94,099	1,968,344
El Al Israel Airlines (a)	448,459	1,924,368
ICL Group Ltd.	82,281	459,951
Inmode Ltd. (a)	29,663	422,698
Israel Discount Bank Ltd. - Class A	109,352	1,142,022
Plus500 Ltd.	9,869	415,044
ZIM Integrated Shipping Services Ltd.	80,004	1,632,882
		7,965,309

Italy - 0.5%
Iveco Group NV	77,459	1,665,306
Telecom Italia SpA/Milano (a)	285,318	160,530
		1,825,836

Japan - 6.0%
Aisin Corp.	132,800	2,365,806
Alps Alpine Co. Ltd.	165,900	2,155,477
Brother Industries Ltd.	103,700	2,076,658
Japan Airlines Co. Ltd.	89,700	1,674,438
JTEKT Corp.	88,400	961,608
Kioxia Holdings Corp. (a)	108,400	6,533,870
Sankyo Co. Ltd.	95,800	1,658,774
SBI Holdings, Inc.	88,800	1,871,031
Seibu Holdings, Inc.	64,500	2,004,233
Toyo Tire Corp.	82,800	2,278,393
		23,580,288

Malaysia - 4.0%
AMMB Holdings Bhd	1,464,500	2,108,596
IHH Healthcare Bhd	1,128,100	2,254,835
KPJ Healthcare Bhd	2,906,400	1,821,555
Malayan Banking Bhd	785,800	1,884,399
MISC Bhd	833,700	1,515,085
Public Bank Bhd	1,764,100	1,856,947
RHB Bank Bhd	1,194,100	2,008,226
Telekom Malaysia Bhd	1,110,900	1,994,647
YTL Corp. Bhd	265,420	136,805
		15,581,095

Mexico - 1.7%
Cemex SAB de CV	2,105,388	2,265,847
Gentera SAB de CV	729,472	1,723,805
Industrias Penoles SAB de CV (a)	60,160	2,569,116
		6,558,768

Netherlands - 1.7%
Koninklijke Ahold Delhaize NV	44,200	1,828,714
NN Group NV	26,121	1,894,065
Signify NV (b)	44,592	1,052,621
Stellantis NV	184,059	1,963,715
		6,739,115

Norway - 4.9%
Aker BP ASA	70,647	1,720,695
DNB Bank ASA	69,424	1,857,046
DNO ASA	1,251,045	1,795,089
Equinor ASA	67,880	1,564,696
Gjensidige Forsikring ASA	33,911	949,685
Hoegh Autoliners ASA	167,117	1,472,462
Leroy Seafood Group ASA	168,325	782,334
Norsk Hydro ASA	285,230	2,041,548
Norwegian Air Shuttle ASA	1,072,005	1,833,955
Orkla ASA	167,736	1,796,389
Storebrand ASA	121,641	1,893,348
Yara International ASA	46,745	1,708,030
		19,415,277

Peru - 0.5%
Credicorp Ltd.	7,541	1,939,621

Poland - 1.4%
Alior Bank SA	10,124	287,297
Bank Polska Kasa Opieki SA	32,845	1,801,522
ORLEN SA	78,539	2,025,603
PGE Polska Grupa Energetyczna SA (a)	538,629	1,457,739
		5,572,161

Portugal - 0.5%
Banco Comercial Portugues SA	2,232,740	2,128,418

Russia - 0.0% (c)
Severstal PAO - GDR (a)(d)	24,074	0

Singapore - 6.9%
ComfortDelGro Corp. Ltd.	1,321,300	1,469,075
DBS Group Holdings Ltd.	45,040	1,884,853
Genting Singapore, Ltd.	3,057,700	1,794,272
Hafnia Ltd.	314,839	1,896,680
Jardine Cycle & Carriage Ltd.	27,500	724,897
Mobvista, Inc. (a)(b)	1,713,000	3,227,717
Oversea-Chinese Banking Corp. Ltd.	120,000	1,714,087
SATS Ltd.	370,900	973,679
Sembcorp Industries Ltd.	296,700	1,404,294
Singapore Airlines Ltd.	299,900	1,502,800
Singapore Exchange Ltd.	144,500	1,881,072
Singapore Telecommunications Ltd.	559,900	2,044,803
United Overseas Bank Ltd.	37,019	971,243
UOL Group Ltd.	332,800	2,163,592
Venture Corp. Ltd.	85,400	985,118
Wilmar International Ltd.	454,900	1,137,996
Yangzijiang Financial Holding Ltd.	1,617,900	587,124
Yangzijiang Maritime Development Pte Ltd. (a)	1,617,900	849,455
		27,212,757

South Africa - 2.2%
Exxaro Resources, Ltd.	195,384	1,984,013
Harmony Gold Mining Co. Ltd.	23,342	455,188
Old Mutual, Ltd.	2,540,142	2,057,029
Tiger Brands Ltd.	107,119	2,247,263
Vodacom Group Ltd.	232,235	1,819,372
		8,562,865

South Korea - 6.9%
DB Insurance Co. Ltd.	19,090	1,616,092
Hankook Tire & Technology Co. Ltd.	53,131	2,221,845
Hanwha Corporation	26,225	1,415,881
HD Hyundai Co. Ltd.	12,291	1,642,254
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,016	1,955,979
Hyundai Mobis Co. Ltd.	8,151	1,715,387
Kia Corp.	23,215	1,801,130
Korea Gas Corp.	54,919	1,549,749
KT Corp.	44,293	1,517,946
LG Uplus Corp.	171,397	1,755,169
NongShim Co. Ltd.	6,405	1,946,782
Samsung C&T Corp.	649	99,293
Samsung E&A Co. Ltd.	98,428	1,710,016
Samsung Electronics Co. Ltd.	35,268	2,410,114
Samsung Fire & Marine Insurance Co. Ltd.	2,155	705,560
Samsung SDS Co. Ltd.	15,571	1,784,050
SK Telecom Co. Ltd.	38,128	1,387,038
		27,234,285

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	89,337	1,924,821
Banco Santander SA	201,631	2,162,889
CaixaBank SA	27,675	308,849
Mapfre SA	61,276	283,602
Repsol SA	13,500	250,366
		4,930,527

Sweden - 1.8%
Embracer Group AB (a)	163,307	1,586,710
Sinch AB (a)(b)	136,261	415,353
SSAB AB - Class B	295,202	2,071,977
Volvo Car AB (a)	863,798	2,887,646
		6,961,686

Switzerland - 5.0%
Adecco Group AG	53,462	1,495,431
Avolta AG	19,213	1,055,704
Chubb Ltd.	6,665	1,974,040
Coca-Cola HBC AG	27,787	1,394,652
Garrett Motion, Inc.	135,384	2,237,898
Helvetia Holding AG	4,320	1,121,225
Holcim AG	22,290	2,088,117
Novartis AG	15,400	2,003,851
Sandoz Group AG	3,644	257,410
STMicroelectronics NV	11,990	275,350
Swatch Group AG	1,933	390,356
Swiss Re AG	9,714	1,712,456
Swisscom AG	87	62,464
Swissquote Group Holding SA	2,671	1,650,601
Zurich Insurance Group AG	2,568	1,846,005
		19,565,560

Taiwan - 6.8%
Arcadyan Technology Corp.	237,000	1,381,902
Compal Electronics, Inc.	1,336,000	1,249,374
Evergreen Marine Corp. Taiwan Ltd.	263,000	1,504,174
Foxconn Technology Co. Ltd.	636,000	1,321,243
L&K Engineering Co. Ltd.	153,000	2,220,535
Minth Group Ltd.	518,000	2,264,786
Powertech Technology, Inc.	314,000	1,570,750
Primax Electronics Ltd.	497,000	1,303,269
Sigurd Microelectronics Corp.	658,000	2,107,026
Simplo Technology Co. Ltd.	115,822	1,265,794
Taiwan Surface Mounting Technology Corp.	499,000	1,629,680
Tripod Technology Corp.	194,000	1,891,477
United Microelectronics Corp.	1,203,000	1,755,533
Wan Hai Lines Ltd.	571,000	1,466,388
WT Microelectronics Co. Ltd.	387,000	1,763,295
Zhen Ding Technology Holding Ltd.	451,000	2,090,824
		26,786,050

Thailand - 1.5%
Kasikornbank PCL - NVDR	316,000	1,830,533
Krung Thai Bank PCL - NVDR	1,204,000	1,028,420
PTT Exploration & Production PCL - NVDR	494,800	1,636,782
TMBThanachart Bank PCL - NVDR	25,797,200	1,546,470
		6,042,205

United Kingdom - 2.5%
Centrica PLC	398,954	906,569
easyJet PLC	172,774	1,143,250
J Sainsbury PLC	436,580	1,863,818
JET2 PLC	2,237	41,674
Kingfisher PLC	469,431	1,900,812
Tesco PLC	311,945	1,861,205
Vodafone Group PLC	1,576,484	1,963,921
		9,681,249
TOTAL COMMON STOCKS (Cost $308,545,868)		386,786,613

PREFERRED STOCKS - 0.8%	Shares	Value
Brazil - 0.6%
Banco Bradesco SA	239,480	884,738
Cia Energetica de Minas Gerais	783,299	1,681,472
		2,566,210

Chile - 0.2%
Embotelladora Andina SA	182,483	827,066
TOTAL PREFERRED STOCKS (Cost $2,236,552)		3,393,276

TOTAL INVESTMENTS - 99.0% (Cost $310,782,420)		390,179,889
Other Assets in Excess of Liabilities - 1.0%		3,775,686
TOTAL NET ASSETS - 100.0%		$393,955,575

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $8,048,683 or 2.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Vident International Equity Strategy ETFTM (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$386,786,613	$–	$0	$386,786,613
Preferred Stocks	3,393,276	–	–	3,393,276
Total Investments	$390,179,889	$–	$0	$390,179,889

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.